CECL (Details 2) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Loans Held At Amortized Cost, Allowance for Credit Losses [Roll Forward]
Loans Held at Amortized Cost, Allowance for Credit Losses, Beginning Balance	SFr 1,362	SFr 1,296	SFr 1,535
Current-period provision for expected credit losses	1,013	241	25
of which methodology change	5	0	(1)
of which provisions for interest	118	51	48
Gross write-offs	(600)	(181)	(297)
Recoveries	11	15	14
Net write-offs	(589)	(166)	(283)
Foreign currency translation impact and other adjustments, net	(110)	(9)	19
Loans Held at Amortized Cost, Allowance for Credit Losses, Ending Balance	1,680	1,362	1,296
of which individually evaluated	1,174	845	785
of which collectively evaluated	506	517	511
Loans held at amortized cost
Purchases	4,783	4,620	4,383
Reclassifications from loans held-for-sale	30	95	133
Reclassifications to loans held-for-sale	10,824	9,516	4,780
Sales	2,454	2,485	4,442
Cumulative Effect, Period of Adoption, Adjustment [Member]
Loans Held At Amortized Cost, Allowance for Credit Losses [Roll Forward]
Current-period provision for expected credit losses	4
Corporate and institutional
Loans Held At Amortized Cost, Allowance for Credit Losses [Roll Forward]
Loans Held at Amortized Cost, Allowance for Credit Losses, Beginning Balance	1,003	939	1,217
Current-period provision for expected credit losses	833	184	(53)
of which methodology change	5	0	(1)
of which provisions for interest	58	29	23
Gross write-offs	(542)	(116)	(242)
Recoveries	1	3	5
Net write-offs	(541)	(113)	(237)
Foreign currency translation impact and other adjustments, net	(84)	(7)	12
Loans Held at Amortized Cost, Allowance for Credit Losses, Ending Balance	1,215	1,003	939
of which individually evaluated	863	572	512
of which collectively evaluated	352	431	427
Loans held at amortized cost
Purchases	4,714	4,603	4,361
Reclassifications from loans held-for-sale	30	95	133
Reclassifications to loans held-for-sale	10,824	9,516	4,780
Sales	2,454	2,485	4,442
Consumer
Loans Held At Amortized Cost, Allowance for Credit Losses [Roll Forward]
Loans Held at Amortized Cost, Allowance for Credit Losses, Beginning Balance	359	357	318
Current-period provision for expected credit losses	180	57	78
of which methodology change	0	0	0
of which provisions for interest	60	22	25
Gross write-offs	(58)	(65)	(55)
Recoveries	10	12	9
Net write-offs	(48)	(53)	(46)
Foreign currency translation impact and other adjustments, net	(26)	(2)	7
Loans Held at Amortized Cost, Allowance for Credit Losses, Ending Balance	465	359	357
of which individually evaluated	311	273	273
of which collectively evaluated	154	86	84
Loans held at amortized cost
Purchases	69	17	22
Reclassifications from loans held-for-sale	0	0	0
Reclassifications to loans held-for-sale	0	0	0
Sales	SFr 0	SFr 0	SFr 0